Document and Entity Information	Jan. 18, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	Capitol Series Trust
Central Index Key	0001587551
Amendment Flag	false
Document Creation Date	Jan. 18, 2019
Document Effective Date	Jan. 18, 2019
Prospectus Date	Dec. 19, 2018